Related Party Transactions	12 Months Ended
Mar. 31, 2024
Related party transactions [Abstract]
Related Party Transactions [Text block]

17. Related Party Transactions

The Company entered into the following related party transactions not otherwise disclosed in these consolidated financial statements:

a) As at March 31, 2024, the Company had $0.1 million (2023 - $12 due to officers) due to a director and officers for the reimbursement of expenses included in accounts payable and accrued liabilities.

b) As at March 31, 2024, the Company had $nil (2023 - $ nil) due to a company controlled by a director of the Company included in accounts payable and accrued liabilities. For the year ended March 31, 2024, the Company paid $0.3 million (2023 - $0.3 million) to this company for marketing services.

Key Management Compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company's Board of Directors and corporate officers.

For the year ended March 31, 2024, key management compensation includes salaries and wages paid to key management personnel and directors of $1.2 million (2023 - $1.4 million) and share-based payments of $4.7 million (2023 - $5.7 million).